Income taxes - Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 61,014	$ 60,582
Research and development expenses	11,028	12,000
Lease liabilities	9,208	10,077
Accruals and reserves	1,282	1,375
Share-based compensation	401	668
Deferred revenue	120	82
Other	554	503
Gross deferred tax assets	83,607	85,287
Valuation allowance	(73,305)	(73,960)
Total deferred tax assets	10,302	11,327
Deferred tax liabilities:
Intangible assets	(977)	(966)
Deferred contract acquisition costs	(3,747)	(3,123)
Property and equipment	(683)	(1,108)
Right-of-use-assets	(7,945)	(8,208)
Other comprehensive income	(89)	(201)
Other	(137)	(9)
Gross deferred tax liabilities	(13,578)	(13,615)
Net deferred taxes	$ (3,276)	$ (2,288)